Other Assets - Schedule of Other Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Noncurrent Assets [Abstract]
Equity Investments	CAD 37	CAD 35
Long-Term Receivables	11	15
Prepaids	9	5
Other	14	1
Other assets	CAD 71	CAD 56